Quarterly Holdings Report
for
Fidelity® Series Canada Fund
January 31, 2022
SAD-NPRT1-0422
1.9883884.104
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.5%
TELUS Corp.	3,869,300	91,044,143
Interactive Media & Services - 0.2%
VerticalScope Holdings, Inc.	516,100	10,150,258
Wireless Telecommunication Services - 1.6%
Rogers Communications, Inc. Class B (non-vtg.)	1,987,900	100,822,022
TOTAL COMMUNICATION SERVICES		202,016,423
CONSUMER DISCRETIONARY - 4.3%
Hotels, Restaurants & Leisure - 1.7%
Restaurant Brands International, Inc.	1,831,300	102,431,208
Multiline Retail - 2.4%
Dollarama, Inc. (a)	2,765,500	142,696,885
Specialty Retail - 0.0%
Diversified Royalty Corp. (a)	1,091,400	2,429,817
Textiles, Apparel & Luxury Goods - 0.2%
Canada Goose Holdings, Inc. (a)(b)	410,883	12,606,252
TOTAL CONSUMER DISCRETIONARY		260,164,162
CONSUMER STAPLES - 5.9%
Beverages - 0.3%
GURU Organic Energy Corp. (b)(c)	1,891,996	19,200,526
Food & Staples Retailing - 5.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	7,194,100	290,163,637
Neighbourly Pharmacy, Inc.	237,375	6,162,432
North West Co., Inc.	1,193,900	32,919,950
		329,246,019
Personal Products - 0.2%
Jamieson Wellness, Inc. (d)	410,500	11,451,308
TOTAL CONSUMER STAPLES		359,897,853
ENERGY - 16.2%
Energy Equipment & Services - 0.4%
Computer Modelling Group Ltd.	2,592,800	9,749,899
Pason Systems, Inc.	1,710,900	16,972,386
		26,722,285
Oil, Gas & Consumable Fuels - 15.8%
Canadian Natural Resources Ltd.	6,669,200	339,244,363
Enbridge, Inc. (a)	4,776,100	201,917,645
Parkland Corp. (a)	2,430,100	64,616,591
PrairieSky Royalty Ltd. (a)	10,591,980	136,321,278
Suncor Energy, Inc.	7,659,100	218,840,036
		960,939,913
TOTAL ENERGY		987,662,198
FINANCIALS - 34.1%
Banks - 22.1%
Bank of Montreal (a)	2,699,700	305,575,924
Bank of Nova Scotia	1,921,400	138,397,029
Royal Bank of Canada (a)	2,690,500	306,757,004
The Toronto-Dominion Bank	7,450,430	596,726,018
		1,347,455,975
Capital Markets - 5.4%
Brookfield Asset Management, Inc. (Canada) Class A	5,313,388	292,598,954
TMX Group Ltd.	323,300	32,888,269
		325,487,223
Insurance - 6.6%
Definity Financial Corp.	2,603,024	59,016,758
Intact Financial Corp.	865,300	117,240,781
Sun Life Financial, Inc.	3,939,900	223,131,339
		399,388,878
TOTAL FINANCIALS		2,072,332,076
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Andlauer Healthcare Group, Inc.	746,570	28,097,320
dentalcorp Holdings Ltd. (b)	1,122,300	14,267,685
		42,365,005
INDUSTRIALS - 15.0%
Commercial Services & Supplies - 1.9%
GFL Environmental, Inc. (a)	3,554,414	116,770,113
Professional Services - 2.0%
Thomson Reuters Corp.	1,122,000	120,448,507
Road & Rail - 11.1%
Canadian National Railway Co.	2,289,900	279,097,044
Canadian Pacific Railway Ltd.	5,551,221	397,142,774
		676,239,818
TOTAL INDUSTRIALS		913,458,438
INFORMATION TECHNOLOGY - 8.7%
IT Services - 4.1%
CGI, Inc. Class A (sub. vtg.) (b)	1,249,500	106,681,536
Shopify, Inc. Class A (b)	148,700	143,529,454
		250,210,990
Software - 4.6%
ApplyBoard, Inc. (e)(f)	10,248	1,070,301
ApplyBoard, Inc. (non-vtg.) (e)(f)	2,527	263,920
Constellation Software, Inc.	81,700	140,715,018
Dye & Durham Ltd.	1,464,300	42,345,646
Open Text Corp.	1,911,800	91,502,901
		275,897,786
TOTAL INFORMATION TECHNOLOGY		526,108,776
MATERIALS - 10.7%
Chemicals - 2.9%
Nutrien Ltd.	2,532,078	176,846,072
Containers & Packaging - 1.3%
CCL Industries, Inc. Class B	1,545,800	80,819,626
Metals & Mining - 6.0%
Franco-Nevada Corp.	1,275,819	168,687,330
Lundin Mining Corp.	5,009,700	41,736,005
Wheaton Precious Metals Corp.	3,848,200	155,151,044
		365,574,379
Paper & Forest Products - 0.5%
Stella-Jones, Inc.	630,500	19,765,901
Western Forest Products, Inc.	6,298,100	10,008,388
		29,774,289
TOTAL MATERIALS		653,014,366
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Allied Properties (REIT) (a)	674,600	23,738,235
Real Estate Management & Development - 0.0%
Information Services Corp.	82,200	1,562,327
TOTAL REAL ESTATE		25,300,562
TOTAL COMMON STOCKS (Cost $4,340,660,578)		6,042,319,859

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (e)(f)	12,606	1,316,571
Series A2 (e)(f)	9,868	1,030,614
Series A3 (e)(f)	563	58,800
Series D (e)(f)	27,521	2,874,293
Series Seed (e)(f)	3,768	393,530
Cost ($4,705,692)		5,673,808

Convertible Bonds - 0.2%
		Principal Amount (g)	Value ($)
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.2%
Cineplex, Inc. 5.75% 9/30/25 (d) (Cost $10,113,732)	CAD	15,237,000	15,158,606

Money Market Funds - 8.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (h)	6,428,997	6,430,283
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	484,202,535	484,250,956
TOTAL MONEY MARKET FUNDS (Cost $490,681,239)		490,681,239

TOTAL INVESTMENT IN SECURITIES - 107.7% (Cost $4,846,161,241)	6,553,833,512
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(465,827,409)
NET ASSETS - 100.0%	6,088,006,103

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,609,914 or 0.4% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,008,029 or 0.1% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	524,312
ApplyBoard, Inc. (non-vtg.)	6/30/21	269,861
ApplyBoard, Inc. Series A1	6/04/21	816,255
ApplyBoard, Inc. Series A2	6/04/21	638,966
ApplyBoard, Inc. Series A3	6/04/21	36,455
ApplyBoard, Inc. Series D	6/04/21	2,970,033
ApplyBoard, Inc. Series Seed	6/04/21	243,983

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	3,421,935	210,490,399	207,482,051	2,016	-	-	6,430,283	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	1,018,238,194	1,309,346,238	1,843,333,476	310,869	-	-	484,250,956	1.5%
Total	1,021,660,129	1,519,836,637	2,050,815,527	312,885	-	-	490,681,239

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
GURU Organic Energy Corp.	15,921,138	-	-	-	-	(5,423,157)	19,200,526
GURU Organic Energy Corp.	7,685,151	-	-	-	-	1,017,394	-
Total	23,606,289	-	-	-	-	(4,405,763)	19,200,526

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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